Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,108,903.47
Total Fee Amount	429.34
Total Offset Amount	0.00
Net Fee	$ 429.34
Offering Table N/A
Offset Table N/A	N/A